Note 1 - Summary of Significant Accounting Policies (Details Textual) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Derivative, Gain (Loss) on Derivative, Net		$ (9,900,000)		$ 9,306,000	$ (11,636,000)
Accounts Receivable, Allowance for Credit Loss				200,000	100,000
Gain (Loss) on Extinguishment of Debt				(0)	1,707,000
Interest Paid, Including Capitalized Interest, Operating and Investing Activities				2,000,000.0	200,000
Income Taxes Paid, Net				400,000	8,300,000
Proceeds from Income Tax Refunds					400,000
Construction in Progress, Gross				1,167,000	15,925,000
Capital Expenditures Incurred but Not yet Paid					$ 8,100,000
Transfer of Ownership of Life Insurance Policy				31,000
Unrecognized Tax Benefits, Ending Balance				$ 0
Customer Concentration Risk [Member] | Revenue, Product and Service Benchmark [Member] | O'Neal Steel [Member]
Concentration Risk, Percentage				15.00%	11.00%
Plateplus Inc. [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares)	516,041			516,041
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable			$ 4,800,000	$ 4,800,000
Life Insurance Policies Transfer [Member]
Liability, Other Retirement Benefits				100,000	$ 100,000
Other Income [Member]
Gain (Loss) on Extinguishment of Debt					$ 1,700,000
Reclassified from Other income (loss) to Gain (loss) on Economic Hedges of Risk [Member]
Derivative, Gain (Loss) on Derivative, Net				$ (11,600,000)